Post-Employment Obligations - Schedule of Changes in Net Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	R$ 4,306	R$ 5,417		R$ 5,693	R$ 6,205
Expense recognized in Statement of income		488		668	670
Past service cost				(56)	(4)
Contributions paid		(440)		(536)	(482)
Actuarial gains (losses)		(1,159)		(352)	(696)
Net liabilities, Ending balance		4,306		5,417	5,693
Current liabilities		233		329
Non-currentliabilities		4,073		5,088
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	1,702	2,357		2,318	2,670
Expense recognized in Statement of income		214		280	285
Past service cost					(4)
Contributions paid		(239)		(313)	(272)
Actuarial gains (losses)		(630)	[1]	72	(361)
Net liabilities, Ending balance		1,702		2,357	2,318
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	2,560	3,007		3,314	3,469
Expense recognized in Statement of income		269		381	378
Past service cost				(55)
Contributions paid		(197)		(218)	(206)
Actuarial gains (losses)	305	(519)		(415)	(327)
Net liabilities, Ending balance		2,560		3,007	3,314
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	44	53		61	66
Expense recognized in Statement of income		5		7	7
Past service cost				(1)
Contributions paid		(4)		(5)	(4)
Actuarial gains (losses)	R$ 5	(10)		(9)	(8)
Net liabilities, Ending balance		44		R$ 53	R$ 61
Current liabilities		233
Non-currentliabilities		R$ 4,073

[1]	The reduction of liabilities is, essentially, due to the changes in the actuarial assumptions used. There is more information below in this note.